The interactive data file included as an exhibit to this filing relates to the supplement to the prospectus for Columbia Thermostat Fund pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on February 28, 2018 (Accession No. 0001193125-18-064064), which is incorporated herein by reference.